Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	₩ (9,496,244)	₩ (8,153,389)
Amounts recognized in profit or loss	1,011,168	(1,286,757)
Amount recognized in other comprehensive income (loss)	97,255	(61,321)	₩ 31,812
Amounts recognized directly in equity	4,273	5,223	(1,753)
Ending balance	(8,383,548)	(9,496,244)	(8,153,389)
Deferred income tax on temporary differences
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(9,516,675)	(8,189,092)
Amounts recognized in profit or loss	422,638	(1,271,485)
Amount recognized in other comprehensive income (loss)	97,255	(61,321)
Amounts recognized directly in equity	4,273	5,223
Ending balance	(8,992,509)	(9,516,675)	(8,189,092)
Employee benefits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	498,694	493,331
Amounts recognized in profit or loss	42,144	86,008
Amount recognized in other comprehensive income (loss)	53,703	(80,645)
Amounts recognized directly in equity	0	0
Ending balance	594,541	498,694	493,331
Cash flow hedges
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	65,445	(53,583)
Amounts recognized in profit or loss	(32,623)	130,044
Amount recognized in other comprehensive income (loss)	6,639	(11,016)
Amounts recognized directly in equity	0	0
Ending balance	39,461	65,445	(53,583)
Investments in associates or subsidiaries
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(8,668,016)	(7,166,345)
Amounts recognized in profit or loss	(5,447)	(1,510,295)
Amount recognized in other comprehensive income (loss)	6,592	8,649
Amounts recognized directly in equity	0	(25)
Ending balance	(8,666,871)	(8,668,016)	(7,166,345)
Property, Plant and Equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(6,860,440)	(5,527,318)
Amounts recognized in profit or loss	337,662	(1,333,122)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(6,522,778)	(6,860,440)	(5,527,318)
Finance lease
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(426,949)	(345,431)
Amounts recognized in profit or loss	(26,125)	(81,518)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(453,074)	(426,949)	(345,431)
Intangible Assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	7,648	8,987
Amounts recognized in profit or loss	(1,593)	(1,339)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	6,055	7,648	8,987
Financial assets at fair value through profit or loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	890	(62)
Amounts recognized in profit or loss	(871)	952
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	19	890	(62)
Available-for-sale financial assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(8,843)	(68,347)
Amounts recognized in profit or loss	0	62,055
Amount recognized in other comprehensive income (loss)	0	(2,551)
Amounts recognized directly in equity	0	0
Ending balance	0	(8,843)	(68,347)
Financial assets at fair value through other comprehensive income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	0	0
Amounts recognized in profit or loss	(1,379)	0
Amount recognized in other comprehensive income (loss)	35,798	0
Amounts recognized directly in equity	0	0
Ending balance	25,576	0	0
Deferred revenue
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	230,711	213,859
Amounts recognized in profit or loss	(10,969)	16,852
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	219,742	230,711	213,859
Provisions, others
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	4,822,833	3,583,371
Amounts recognized in profit or loss	(21,887)	1,239,462
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	4,800,946	4,822,833	3,583,371
Doubtful receivables
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	59	2,696
Amounts recognized in profit or loss	0	(2,637)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	59	59	2,696
Other finance liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	32,755	30,249
Amounts recognized in profit or loss	2,465	(2,742)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	4,273	5,248
Ending balance	39,493	32,755	30,249
Gains or losses on foreign exchange translation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(1,354)	138,938
Amounts recognized in profit or loss	28,434	(140,292)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	27,080	(1,354)	138,938
Allowance for doubtful accounts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	42,931	17,252
Amounts recognized in profit or loss	15,825	25,679
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	58,756	42,931	17,252
Accrued income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(1,825)	(5,367)
Amounts recognized in profit or loss	(1,089)	3,542
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(2,914)	(1,825)	(5,367)
Special deduction for property, plant and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(200,927)	(194,309)
Amounts recognized in profit or loss	(10,819)	(6,618)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(211,746)	(200,927)	(194,309)
Reserve for research and human development
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(3,041)	(12,883)
Amounts recognized in profit or loss	3,041	9,842
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	0	(3,041)	(12,883)
Others
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	952,754	695,870
Amounts recognized in profit or loss	105,869	232,642
Amount recognized in other comprehensive income (loss)	(5,477)	24,242
Amounts recognized directly in equity	0	0
Ending balance	1,053,146	952,754	695,870
Deferred income tax on unused tax losses and tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	20,431	35,703
Amounts recognized in profit or loss	588,530	(15,272)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	608,961	20,431	35,703
Unused tax losses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	0	0
Amounts recognized in profit or loss	554,457	0
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	554,457	0	0
Excess of donation limit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	0	0
Amounts recognized in profit or loss	17,848	0
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	17,848	0	0
Tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	20,431	35,703
Amounts recognized in profit or loss	16,225	(15,272)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	₩ 36,656	₩ 20,431	₩ 35,703